Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Banks - 5.5%
Bank of America Corp.	288,615	$ 11,452,243
Citizens Financial Group, Inc.	205,709	8,448,469
U.S. Bancorp	182,534	8,347,280
		28,247,992
Biotechnology - 3.1%
Gilead Sciences, Inc.	191,364	16,043,958
Capital Markets - 8.1%
CME Group, Inc.	78,195	17,253,727
Moody's Corp.	16,637	7,895,754
Morgan Stanley	73,577	7,669,666
Stifel Financial Corp.	88,422	8,302,826
		41,121,973
Chemicals - 2.0%
Linde PLC	21,886	10,436,558
Commercial Services & Supplies - 3.1%
Republic Services, Inc.	77,590	15,583,176
Communications Equipment - 3.7%
Cisco Systems, Inc.	357,746	19,039,242
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	7,237	6,415,745
Containers & Packaging - 2.6%
Packaging Corp. of America	62,528	13,468,531
Diversified Telecommunication Services - 1.2%
TELUS Corp. (A)	363,199	6,094,479
Electrical Equipment - 4.3%
Emerson Electric Co.	95,400	10,433,898
Schneider Electric SE, ADR (A)	214,767	11,324,664
		21,758,562
Ground Transportation - 1.6%
Union Pacific Corp.	33,864	8,346,799
Health Care Equipment & Supplies - 2.2%
Medtronic PLC	126,867	11,421,836
Health Care Providers & Services - 4.8%
Elevance Health, Inc.	23,796	12,373,920
Quest Diagnostics, Inc.	77,809	12,079,847
		24,453,767
Household Durables - 1.6%
D.R. Horton, Inc.	42,744	8,154,273
Household Products - 6.1%
Colgate-Palmolive Co.	195,222	20,265,996
Kimberly-Clark Corp.	76,135	10,832,488
		31,098,484
Independent Power & Renewable Electricity Producers - 1.7%
AES Corp.	433,391	8,693,824
	Shares	Value
COMMON STOCKS (continued)
Insurance - 7.0%
Cincinnati Financial Corp.	73,735	$ 10,036,808
MetLife, Inc.	225,412	18,591,982
Progressive Corp.	28,826	7,314,886
		35,943,676
Machinery - 3.3%
AGCO Corp.	74,816	7,321,494
Xylem, Inc.	71,985	9,720,134
		17,041,628
Media - 2.1%
Omnicom Group, Inc.	101,049	10,447,456
Metals & Mining - 1.6%
Steel Dynamics, Inc.	63,450	7,999,776
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	186,971	9,673,879
Merck & Co., Inc.	146,098	16,590,889
		26,264,768
Professional Services - 4.3%
Automatic Data Processing, Inc.	44,248	12,244,749
RELX PLC, ADR	203,108	9,639,506
		21,884,255
Semiconductors & Semiconductor Equipment - 8.1%
Broadcom, Inc.	68,520	11,819,700
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	61,442	10,670,632
Texas Instruments, Inc.	90,708	18,737,552
		41,227,884
Software - 2.6%
Microsoft Corp.	31,241	13,443,002
Specialized REITs - 4.4%
American Tower Corp.	27,170	6,318,655
Digital Realty Trust, Inc.	41,342	6,690,376
Weyerhaeuser Co.	285,842	9,678,610
		22,687,641
Specialty Retail - 2.9%
Home Depot, Inc.	36,821	14,919,869
Trading Companies & Distributors - 4.2%
United Rentals, Inc.	15,246	12,345,143
WESCO International, Inc.	54,610	9,173,388
		21,518,531
Water Utilities - 1.2%
Essential Utilities, Inc.	152,141	5,868,078
Total Common Stocks (Cost $410,509,570)		509,625,763
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (B)	3,090,329	$ 3,090,329
Total Other Investment Company (Cost $3,090,329)		3,090,329

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.10% (B), dated 09/30/2024, to be repurchased at $1,807,856 on 10/01/2024. Collateralized by a U.S. Government Obligation, 4.88%, due 04/30/2026, and with a value of $1,844,054.	$ 1,807,751	1,807,751
Total Repurchase Agreement (Cost $1,807,751)		1,807,751
Total Investments (Cost $415,407,650)		514,523,843
Net Other Assets (Liabilities) - (0.8)%		(4,173,580)
Net Assets - 100.0%		$ 510,350,263
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$509,625,763	$—	$—	$509,625,763
Other Investment Company	3,090,329	—	—	3,090,329
Repurchase Agreement	—	1,807,751	—	1,807,751
Total Investments	$512,716,092	$1,807,751	$—	$514,523,843
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $8,971,875, collateralized by cash collateral of $3,090,329 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,120,531. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Rate disclosed reflects the yield at September 30, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon Sustainable Equity Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust